UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Samuel Wegbreit
Title:         Managing Member
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Samuel Wegbreit      Chicago, Illinois   February 5, 2002
-------------------      -----------------   ----------------
     (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  79

Form 13F Information Table Value Total:            $725,972
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                           FORM 13F INFORMATION TABLE

                                                                  Investment
                                                                  Discretion     Voting Authority
                          Title
                            of                Value                       Other
     Name of Issuer       Class    Cusip    (x$1,000) Quantity  Sole  Shr Mgrs  Sole  Shrd   None
    ----------------      -----   ------    --------- --------  ----  --  ----  ----  ---    ----
ACTRADE FINL TECH          com  00507P102       18,252   619,748   X            20,000        599,748
ALBANY MOLECULAR RESEARCH  com  012423109       11,246   424,543   X            18,000        406,543
ALLETE                     com  018522102        4,269   169,420   X                          169,420
ALLIANCE DATA SYS          com  018581108          890    46,465   X            30,000         16,465
ALLTEL CORP.               com  020039103        2,461    39,870   X               800         39,070
AMERICAN EXPRESS           com  025816109        1,749    48,992   X             1,050         47,942
AMERICAN INTL GRP          com  026874107        2,538    31,969   X             1,071         30,898
AOL TIME WARNER            com  00184A105          294     9,160   X             1,950          7,210
APTARGROUP                 com  038336103       20,980   598,911   X                          598,911
ARCHER DANIELS MIDLAND     com  039483102        2,152   149,945   X             5,100        144,845
ASTORIA FINANCIAL          com  046265104       19,575   739,808   X            16,000        723,808
BAY VIEW CAP CORP.         com  07262L101       10,488 1,430,820   X            40,000      1,390,820
BJ'S WHOLESALE CLUB        com  05548J106       22,861   518,381   X            12,000        506,381
CALPINE CORP.              com  131347106        6,357   378,643   X                          378,643
CAMBREX CORP.              com  132011107       19,161   439,468   X             9,000        430,468
CARDINAL HEALTH            com  14149Y108        2,609    40,348   X             1,000         39,348
CAREMARK RX INC.           com  141705103       22,943 1,406,653   X            30,000      1,376,653
CHIRON CORP.               com  170040109       19,489   444,547   X                          444,547
CHOICEPOINT                com  170388102       31,409   619,636   X             8,500        611,136
CISCO SYS INC.             com  17275R102        1,506    83,162   X             1,500         81,662
CITIGROUP                  com  172967101        3,201    63,411   X             1,400         62,011
COGNIZANT TECH SOL         com  192446102       13,540   330,402   X            10,000        320,402
COHERENT INC.              com  192479103       12,734   411,846   X            12,000        399,846
CONOCO INC.                com  208251504        2,658    93,922   X             2,725         91,197
DIME BANCORP               com  25429Q102        2,341    64,889   X                           64,889
DORAL FINACIAL             com  25811P100       14,514   465,041   X             3,500        461,541
EARTHCARE CO.              com  27031N105            7    61,985   X                           61,985
EL PASO CORP.              com  28336L109        2,026    45,416   X                           45,416
ELAN CORP.                 com  284131208        2,046    45,409   X             1,265         44,144
EXPEDITORS INTL WASH       com  302130109       20,687   363,244   X             8,500        354,744
FYI INC.                   com  302712104       14,267   425,883   X            12,000        413,883
GENERAL DYNAMICS CORP.     com  369550108        2,672    33,555   X               825         32,730
GENERAL ELEC CO.           com  369604103        2,743    68,434   X             1,650         66,784
HANOVER COMPRESSOR         com  410768105       15,812   625,952   X            13,000        612,952
HCA, INC.                  com  404119109        1,406    36,472   X             1,900         34,572
HCC INS HLDGS              com  404132102       18,616   675,717   X            13,000        662,717
HOUSEHOLD INTL             com  441815107        2,651    45,758   X             1,225         44,533
IMS HEALTH                 com  449934108        1,838    94,199   X             2,800         91,399
INFOCUS CORP.              com  45665B106       12,631   573,601   X            12,000        561,601
INSIGHT ENTERPRISES        com  45765U103       15,947   648,266   X            15,000        633,266
INTEL CORP.                com  458140100        1,805    57,400   X             1,400         56,000
JOHNSON & JOHNSON          com  478160104        3,002    50,795   X             1,200         49,595
JONES APPAREL GRP          com  480074103        2,228    67,159   X             1,800         65,359
KIMBERLY CLARK             com  494368103        2,177    36,405   X               900         35,505
L 3 COMMUNICATIONS         com  502424104       17,036   189,285   X                          189,285
LEGG MASON INC.            com  524901105       21,413   428,431   X            14,000        414,431
MATTEL INC.                com  577081102        1,989   115,650   X             3,300        112,350
MEDTRONIC                  com  585055106        2,379    46,448   X             1,425         45,023
MERRILL LYNCH              com  590188108        2,273    43,605   X             1,050         42,555
METRO ONE TELECOMM         com  59163F105       21,015   694,701   X            14,000        680,701
MICROSOFT CORP.            com  594918104        2,454    37,028   X             1,425         35,603
NEW YORK COM BANCORP       com  649445103       19,703   861,538   X            13,770        847,768
NEWPARK RESOURCES          com  651718504        8,413 1,064,860   X            28,000      1,036,860
OMNICARE INC.              com  681904108       13,584   545,978   X                          545,978
OWENS & MINOR INC.         com  690732102       15,347   829,533   X            24,000        805,533
PEREGRINE SYS              com  71366Q101       11,787   794,796   X            14,000        780,796
PERFORMANCE FOOD GRP       com  713755106       25,036   711,845   X             8,800        703,045
PEROT SYSTEMS              com  714265105       13,941   682,685   X            22,000        660,685
PFIZER INC.                com  717081103        2,435    61,099   X             1,625         59,474
PHILIP MORRIS COS          com  718154107          696    15,190   X                           15,190
PROCTER & GAMBLE           com  742718109        2,170    27,419   X               950         26,469
REYNOLDS & REYNOLDS        com  761695105       17,097   705,026   X            17,000        688,026
SHAW GROUP                 com  820280105       11,334   482,295   X            10,000        472,295
SONICWALL, INC.            com  835470105       10,453   537,725   X            20,000        517,725
SOVEREIGN BANCORP          com  845905108       17,286 1,412,279   X            24,500      1,387,779
STERICYCLE INC.            com  858912108       22,638   371,850   X            13,000        358,850
SUN MICROSYSTEMS           com  866810104        1,402   113,969   X             3,300        110,669
SYNCOR INTL                com  87157J106       10,199   356,110   X            10,000        346,110
TELESPECTRUM WORLDWIDE     com  87951U109            0    16,750   X                           16,750
TETRA TECH                 com  88162G103       13,569   681,529   X            20,000        661,529
TRIPOS INC.                com  896928108        1,192    62,425   X            16,000         46,425
TYCO INTL                  com  902124106        3,367    57,172   X             1,350         55,822
UNITED STATIONERS INC.     com  913004107       17,130   509,069   X            14,000        495,069
UNIVISION COMMUN           com  914906102        2,471    61,080   X             1,700         59,380
VARIAN INC.                com  922206107       14,324   441,547   X            15,000        426,547
VODAPHONE GROUP            com  92857w100        1,680    65,409   X                           65,409
WAL MART STORES            com  931142103        2,022    35,143   X             1,200         33,943
WALGREEN CO.               com  931422109        1,981    58,860   X             1,900         56,960
WASHINGTON MUTUAL          com  939322103        3,378   103,294   X             3,000        100,294

                                               725,972